Related Party Balances and Transactions - Sales of goods (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions
Sales of goods	¥ 3,105,898	¥ 4,139,199	¥ 298,489
Wuhan Weineng Battery Assets Co., Ltd.
Related Party Balances and Transactions
Sales of goods	3,103,871	4,138,187	290,135
Hefei Chuangwei Information Consultation Co., Ltd.
Related Party Balances and Transactions
Sales of goods	1,798
Shanghai Weishang Business Consulting Co., Ltd.
Related Party Balances and Transactions
Sales of goods	¥ 229	157
Beijing Yiche Interactive Advertising Co., Ltd.
Related Party Balances and Transactions
Sales of goods		485	1,453
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Sales of goods		¥ 370
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Balances and Transactions
Sales of goods			4,402
Beijing Bitauto Interactive Technology Co., Ltd.
Related Party Balances and Transactions
Sales of goods			1,974
Beijing Yiche Information Science and Technology Co., Ltd.
Related Party Balances and Transactions
Sales of goods			¥ 525